Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net Earnings (Loss)	$ 551	$ (194)	$ 995	$ (2,226)	$ (2,379)	$ 2,194	$ (2,916)
Effect of Cumulative Dividends on Preferred Shares	(9)	0	(26)	0
Net Earnings (Loss) – Basic and Diluted	$ 542	$ (194)	$ 969	$ (2,226)
Basic – Weighted Average Number of Shares (in shares)	2,017.6	1,228.9	2,017.5	1,228.9
Dilutive Effect of Warrants (in shares)	25.6	0.0	22.7	0.0
Dilutive Effect of Net Settlement Rights (in shares)	0.3	0.0	0.2	0.0
Diluted – Weighted Average Number of Shares (in shares)	2,043.5	1,228.9	2,040.4	1,228.9
Net Earnings (Loss) Per Share — Basic (CAD per share)	$ 0.27	$ (0.16)	$ 0.48	$ (1.81)
Net Earnings (Loss) Per Share — Diluted (CAD per share)	$ 0.27	$ (0.16)	$ 0.47	$ (1.81)
Instruments excluded from calculation, value	$ 3		$ 14
Instruments excluded from calculation, shares (in shares)	1.9		1.8